Key management personnel disclosures, Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel Disclosures [Abstract]
Short-term employee benefits	$ 7,967,322	$ 1,610,088
Post-employment benefits	66,830	81,550
Share-based payments	13,905,489	13,314,679
Total compensation	$ 21,939,641	$ 15,006,317